SHARE-BASED PAYMENT, Total Compensation Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Compensation cost [Abstract]
Research and development	$ 364	$ 145	$ 593	$ 627	$ 705
General and administrative	955	634	1,817	996	2,870
Total compensation cost	$ 1,319	$ 779	$ 2,410	$ 1,623	$ 3,575